LEASES — AS A LESSEE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases As Lessee
SCHEDULE OF LEASE COSTS

The components of lease costs are as follows:

	For the Three Months Ended March 31,
	2025	2024
Finance lease costs:
Amortization of finance lease right-of-use assets	$10,050	$—
Interest on finance lease liabilities	2,246	—
Total finance lease costs	12,296	—
Operating lease costs	986,500	1,054,688
Short-term lease costs	40,341	79,114
Total lease costs	$1,039,137	$1,133,802

The components of lease costs are as follows:

	For the Years Ended December 31,
	2024	2023
Operating lease costs	$3,877,048	$4,056,387
Short-term lease costs	286,009	757,457
Total lease costs	$4,163,057	$4,813,844

SCHEDULE OF SUPPLEMENTAL INFORMATION OPERATING LEASES

The following table presents supplemental information related to the Company’s leases:

	For the Three Months Ended March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,036,605	$991,584
Operating cash flows from finance leases	2,246	—
Financing cash flows from finance leases	223,454	—
Non-cash information:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	102,599	—
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	581,129	—
Remeasurement of operating lease liabilities and right-of-use assets due to lease modifications	358,358	1,078,611
Weighted average remaining lease term (years)
Operating leases	1.74	2.32
Finance leases	2.77	—
Weighted average discount rate (per annum)
Operating leases	0.67%	0.19%
Finance leases	5.01%	—

The following table presents supplemental information related to the Company’s operating leases:

	For the Years Ended December 31,
	2024	2023
Operating cash flows from operating leases	$4,105,434	$4,005,952
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$—	$2,305,199
Remeasurement of operating lease liabilities and right-of use assets due to lease modifications	$2,908,554	$2,110,079
Weighted average remaining lease term (years)	1.66	2.30
Weighted average discount rate (per annum)	0.65%	0.19%

SCHEDULE OF MATURITY OF LEASE LIABILITIES

As of March 31, 2025, the future maturity of operating and finance lease liabilities is as follows:

Years ending December 31,	Operating Leases	Finance Leases
Remaining of 2025	$3,584,559	$119,274
2026	1,190,693	127,335
2027	398,265	73,283
2028	127,386	41,538
2029	115,276	6,732
Thereafter	57,638	—
Total undiscounted lease payments	5,473,817	368,162
Less: imputed interest	(29,844)	(15,058)
Present value of lease liabilities	5,443,973	353,104
Less: lease liabilities, current	(4,131,154)	(157,532)
Lease liabilities, non-current	$1,312,819	$195,572

As of December 31, 2024, the future maturity of lease liabilities is as follows:

Years ending December 31,	Lease Payment
2025	$4,361,879
2026	712,869
2027	263,412
2028	109,906
2029	109,906
Thereafter	54,950
Total undiscounted lease payments	5,612,922
Less: imputed interest	(29,874)
Total operating lease liabilities	$5,583,048